Document And Entity Information	Aug. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2026
Entity Registrant Name	New Mountain Net Lease Trust
Entity Central Index Key	0002033695
Entity Emerging Growth Company	true
Entity File Number	000-56701
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	99-6897976
Entity Address, Address Line One	1633 Broadway, 48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	720-0300
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE